Other Current Assets	12 Months Ended
Dec. 31, 2021
Current Assets [Abstract]
Other Current Assets	Note 8 - Other Current Assets
	As of December, 31
	2021	2020
	USD thousands

Government authorities	268	197
Prepaid expenses and other receivables	1,005	780
Total other current assets	1,273	977